Note 11 - Commitments and Contingencies: Schedule of Rent Expense (Details) - USD ($)	9 Months Ended		11 Months Ended			12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 14, 2018	Sep. 14, 2017	Sep. 12, 2016	Dec. 02, 2015	Dec. 31, 2014	Dec. 31, 2013
Details
Operating Leases, Rent Expense	$ 22,500	$ 0	$ 37,200	$ 36,108	$ 40,064	$ 3,100	$ 3,009	$ 2,922	$ 2,500	$ 0	$ 0